INVESTMENTS IN UNCONSOLIDATED ENTITIES - Summarized Financial Information (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Assets:
Cash and cash equivalents and restricted cash	$ 4,182,755	$ 8,755,928	$ 4,182,755	$ 10,791,300	$ 4,281,589	$ 3,677,373
The TIC Interest
Assets:
Real estate investments, net	32,587,034	31,668,300	32,587,034
Cash and cash equivalents	615,436	466,379	615,436
Other assets	103,700	117,075	103,700
Total assets	33,306,170	32,251,754	33,306,170
Liabilities:
Mortgage notes payable, net	14,235,256	13,994,844	14,235,256
Below-market lease, net	3,247,480	3,103,778	3,247,480
Other liabilities	246,085	61,188	246,085
Total liabilities	17,728,821	17,159,810	17,728,821
Total shareholders' equity	15,577,349	15,091,944	15,577,349
Total liabilities, redeemable common stock and stockholders' equity	33,306,170	32,251,754	33,306,170
Total revenue	757,850	2,678,110
Expenses:
Depreciation and amortization	154,339	584,059
Interest expense	410,722	991,621
Other expense	151,477	730,448
Total expenses	716,538	2,306,128
Other income:
Net (loss) income	41,312	371,982
Rich Uncles Real Estate Investment Trust I ("REIT I")
Assets:
Real estate investments, net	131,166,670	125,075,537	131,166,670
Cash and cash equivalents and restricted cash	6,027,807	3,376,145	6,027,807
Other assets	2,658,777	3,070,475	2,658,777
Total assets	139,853,254	131,522,157	139,853,254
Liabilities:
Mortgage notes payable, net	62,277,387	61,446,068	62,277,387
Below-market lease, net	3,966,008	3,105,843	3,966,008
Other liabilities	2,937,247	3,359,618	2,937,247
Total liabilities	69,180,642	67,911,529	69,180,642
Redeemable common stock	586,242	163,572	586,242
Total shareholders' equity	70,086,370	63,447,056	70,086,370
Total liabilities, redeemable common stock and stockholders' equity	$ 139,853,254	131,522,157	139,853,254
Total revenue		13,166,631	12,837,755
Expenses:
Depreciation and amortization		5,783,643	5,654,451
Interest expense		2,813,430	2,503,810
Other expense		4,603,963	4,033,242
Impairment of real estate investment property		862,190	0
Total expenses		14,063,226	12,191,503
Other income:
Gain on sale of real estate investment property, net		0	747,957
Other income		0	838
Total other income		0	748,795
Net (loss) income		$ (896,595)	$ 1,395,047